Financial instruments risk management objectives and policies - Summary Of Sensitivity Analysis For Each Type Of Market Risk (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
interest rate increase [member]
Financial instruments risk management objectives and policies [Line Items]
Increase/decrease in basis points	100	100	100
Effect on profit/(loss) before tax	€ (1,261)	€ (506)	€ (2,405)
Interest rate decrease [member]
Financial instruments risk management objectives and policies [Line Items]
Increase/decrease in basis points	100	100	100
Effect on profit/(loss) before tax	€ 1,261	€ 506	€ 2,405
+5% CHF To EUR [member]
Financial instruments risk management objectives and policies [Line Items]
Effect on profit/(loss) before tax	(1,203)	€ (2,579)	€ (1,984)
Percentage of increase in currency rate		5.00%	5.00%
+5% USD To EUR [member]
Financial instruments risk management objectives and policies [Line Items]
Effect on profit/(loss) before tax	€ (17,380)	€ 1,530	€ 1,598
Percentage of increase in currency rate		5.00%	5.00%
+5% CNY To EUR [member]
Financial instruments risk management objectives and policies [Line Items]
Percentage of increase in currency rate			5.00%
Wanda Sports Holdings USA Inc. [Member] | +5% CHF To EUR [member]
Financial instruments risk management objectives and policies [Line Items]
Percentage of increase in currency rate	5.00%
Wanda Sports Holdings USA Inc. [Member] | +5% USD To EUR [member]
Financial instruments risk management objectives and policies [Line Items]
Percentage of increase in currency rate	5.00%	5.00%
Effect on OCI	€ (246)	€ (2,454)	€ (3,247)
Wanda Sports Holdings USA Inc. [Member] | +5% CNY To EUR [member]
Financial instruments risk management objectives and policies [Line Items]
Percentage of increase in currency rate	5.00%	5.00%
Effect on OCI	€ (463)	€ 122	€ 936